Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Reconciliation of projected benefit obligations, schedule of plan assets and the funded status of defined benefit and other postretirement benefit plans[Table Text Block]
Pension Benefits—The following tables provide a reconciliation of projected benefit obligations, plan assets and the funded status of our U.S. and non-U.S. defined benefit pension plans:

	Year Ended December 31,
	2022		2021
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligation, beginning of period	$1,916	$1,924	$2,039	$2,159
Service cost	48	35	60	42
Interest cost	48	26	36	20
Actuarial gain	(356)	(523)	(29)	(107)
Plan amendments	—	4	—	1
Benefits paid	(56)	(51)	(71)	(50)
Participant contributions	—	1	—	2
Settlement	(460)	(6)	(119)	(8)
Foreign exchange effects	—	(134)	—	(135)
Benefit obligation, end of period	1,140	1,276	1,916	1,924
Change in plan assets:
Fair value of plan assets, beginning of period	1,743	1,082	1,548	1,168
Actual return on plan assets	(206)	(275)	229	(29)
Company contributions	—	58	156	62
Benefits paid	(56)	(51)	(71)	(50)
Participant contributions	—	1	—	2
Settlement	(460)	(6)	(119)	(8)
Foreign exchange effects	—	(76)	—	(63)
Fair value of plan assets, end of period	1,021	733	1,743	1,082
Funded status of continuing operations, end of period	$(119)	$(543)	$(173)	$(842)
The following tables provide a reconciliation of benefit obligations of our unfunded other post-retirement benefit plans:

	Year Ended December 31,
	2022		2021
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligation, beginning of period	$203	$68	$211	$86
Service cost	1	2	1	3
Interest cost	5	1	4	1
Actuarial (gain) loss	(40)	(23)	8	(17)
Benefits paid	(23)	(1)	(28)	(1)
Participant contributions	7	—	7	—
Plan amendments	—	—	—	2
Foreign exchange effects	—	(6)	—	(6)
Benefit obligation, end of period	153	41	203	68
Change in plan assets:
Fair value of plan assets, beginning of period	—	—	—	—
Employer contributions	16	1	21	1
Participant contributions	7	—	7	—
Benefits paid	(23)	(1)	(28)	(1)
Fair value of plan assets, end of period	—	—	—	—
Funded status, end of period	$(153)	$(41)	$(203)	$(68)

Schedule of amounts recognized in the consolidated balance sheets [Table Text Block]

	December 31, 2022		December 31, 2021
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Prepaid benefit cost, long-term	$12	$50	$7	$60
Accrued benefit liability, current	—	(26)	—	(31)
Accrued benefit liability, long-term	(131)	(567)	(180)	(871)
Funded status of continuing operations, end of period	$(119)	$(543)	$(173)	$(842)

	December 31, 2022		December 31, 2021
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Accrued benefit liability, current	$(14)	$(1)	$(15)	$(1)
Accrued benefit liability, long-term	(139)	(40)	(188)	(67)
Funded status, end of period	$(153)	$(41)	$(203)	$(68)

Schedule of amounts recognized in accumulated other comprehensive income (loss) [Table Text Block]

	December 31, 2022		December 31, 2021
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Actuarial and investment loss	$274	$39	$450	$273
Prior service cost	—	29	—	29
Balance, end of period	$274	$68	$450	$302

	December 31, 2022		December 31, 2021
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Actuarial and investment income (loss)	$89	$18	$54	$(7)
Prior service cost	—	(1)	—	(1)
Balance, end of period	$89	$17	$54	$(8)

Schedule of accumulated benefit obligations for defined benefit plans [Table Text Block]
The following additional information is presented for our U.S. and non-U.S. pension plans:

	December 31, 2022		December 31, 2021
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Accumulated benefit obligation for defined benefit plans	$1,114	$1,185	$1,854	$1,783

Schedule of projected benefit obligations in excess of the fair value of assets [Table Text Block]
Pension plans with projected benefit obligations in excess of the fair value of assets are summarized as follows:

	December 31, 2022		December 31, 2021
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Projected benefit obligations	$667	$720	$1,909	$1,152
Fair value of assets	536	127	1,729	250

Schedule of accumulated benefit obligations in excess of the fair value of assets [Table Text Block]
Pension plans with accumulated benefit obligations in excess of the fair value of assets are summarized as follows:

	December 31, 2022		December 31, 2021
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Accumulated benefit obligations	$655	$582	$1,086	$1,005
Fair value of assets	536	52	966	215

Schedule of the components of net periodic costs [Table Text Block]
Components of net periodic pension costs for our U.S. and non-U.S. plans are as follows:

	U.S. Plans
	Year Ended December 31,
Millions of dollars	2022	2021	2020
Service cost	$48	$60	$63
Interest cost	48	36	53
Expected return on plan assets	(97)	(114)	(115)
Settlement loss	103	27	4
Actuarial loss amortization	20	35	29
Net periodic benefit cost	$122	$44	$34

	Non-U.S. Plans
	Year Ended December 31,
Millions of dollars	2022	2021	2020
Service cost	$35	$42	$46
Interest cost	26	20	21
Expected return on plan assets	(18)	(17)	(19)
Settlement loss	—	1	2
Curtailment gain	—	—	(4)
Prior service cost amortization	3	3	3
Actuarial loss amortization	7	15	23
Net periodic benefit cost	$53	$64	$72
The components of net periodic other post-retirement costs are as follows:

	U.S. Plans
	Year Ended December 31,
Millions of dollars	2022	2021	2020
Service cost	$1	$1	$1
Interest cost	5	4	7
Actuarial gain amortization	(5)	(6)	(2)
Net periodic benefit cost	$1	$(1)	$6

	Non-U.S. Plans
	Year Ended December 31,
Millions of dollars	2022	2021	2020
Service cost	$2	$3	$3
Interest cost	1	1	1
Actuarial loss amortization	—	2	3
Net periodic benefit cost	$3	$6	$7

Schedule of actual and target allocation of plan assets [Table Text Block]
The actual and target asset allocations for our plans are as follows:

	2022		2021
	Actual	Target	Actual	Target
Canada
Fixed income	100%	100%	100%	100%
United Kingdom—Lyondell Chemical Plans
Equity securities	34%	38%	39%	38%
Fixed income	66%	62%	61%	62%
United Kingdom—Basell Plans
Equity securities	22%	25%	40%	40%
Fixed income	78%	75%	60%	60%
United Kingdom—A. Schulman Plans
Equity securities and growth assets	22%	25%	51%	50%
Fixed income and matching assets	78%	75%	49%	50%
United States
Equity securities	35%	35%	32%	35%
Fixed income	38%	39%	40%	39%
Alternatives	27%	26%	28%	26%

Schedule of estimated contributions of the plans in the next fiscal year [Table Text Block]	We estimate the following contributions to our pension plans in 2023:

Millions of dollars	U.S.	Non-U.S.
Defined benefit plans	$9	$54
Multi-employer plans	—	6
Total	$9	$60

Schedule of future expected benefit payments [Table Text Block]
As of December 31, 2022, future expected benefit payments by our pension plans which reflect expected future service, as appropriate, are as follows:

Millions of dollars	U.S.	Non-U.S.
2023	$121	$59
2024	123	58
2025	91	60
2026	94	61
2027	94	62
2028 through 2032	475	332
As of December 31, 2022, future expected benefit payments by our other post-retirement benefit plans, which reflect expected future service, as appropriate, were as follows:

Millions of dollars	U.S.	Non-U.S.
2023	$15	$1
2024	15	1
2025	15	1
2026	14	1
2027	14	1
2028 through 2032	62	8

Schedule of assumptions used [Table Text Block]
The weighted average assumptions used in determining the net benefit liabilities for our pension plans were as follows at December 31:

	2022		2021
	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	5.50%	3.99%	2.80%	1.45%
Rate of compensation increase	4.65%	2.66%	4.74%	2.64%
Cash balance interest credit rate	3.80%	—%	1.78%	—%
The weighted average assumptions used in determining net benefit costs for our pension plans were as follows:

	Year Ended December 31,
	2022		2021		2020
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	2.80%	1.45%	2.54%	0.99%	3.16%	1.03%
Expected return on plan assets	7.25%	1.85%	7.25%	1.44%	7.25%	1.79%
Rate of compensation increase	4.74%	2.64%	4.63%	2.55%	4.83%	2.59%
The following tables set forth the assumed health care cost trend rates for our U.S. and Non-U.S. Plans:

	U.S. Plans
	December 31,
	2022		2021
Immediate trend rate	6.5%		6.3%
Ultimate trend rate (the rate to which the cost trend rate is assumed to decline)	4.5%		4.5%
Year that the rate reaches the ultimate trend rate	2031		2029

	Non-U.S. Plans
	Canada		France
	December 31,		December 31,
	2022	2021	2022	2021
Immediate trend rate	4.5%	4.5%	4.5%	4.5%
Ultimate trend rate (the rate to which the cost trend rate is assumed to decline)	4.5%	4.5%	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	—	—	—	—
The weighted average assumptions used in determining the net benefit liabilities for our other post-retirement benefit plans were as follows:

	December 31,
	2022		2021
	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	5.44%	3.95%	2.75%	1.47%
Rate of compensation increase	4.16%	—	4.18%	—
The weighted average assumptions used in determining the net benefit costs for our other post-retirement benefit plans were as follows:

	Year Ended December 31,
	2022		2021		2020
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	2.75%	1.47%	2.48%	1.10%	3.12%	1.20%
Rate of compensation increase	4.18%	—	4.19%	—	4.50%	—

Schedule of pension investments measured at fair value [Table Text Block]
The pension investments that are measured at fair value are summarized below:

	December 31, 2022
Millions of dollars	Fair Value	Level 1	Level 2	Level 3
U.S.
Common and preferred stock	$142	$142	$—	$—
Commingled funds measured at net asset value	357
Real estate measured at net asset value	100
Hedge funds measured at net asset value	119
Private equity measured at net asset value	60
U.S. government securities	223	223	—	—
Cash and cash equivalents	27	27	—	—
Total U.S. Pension Assets	$1,028	$392	$—	$—

	December 31, 2022
Millions of dollars	Fair Value	Level 1	Level 2	Level 3
Non-U.S.
Insurance arrangements	$492	$—	$—	$492
Commingled funds measured at net asset value	239
Cash and cash equivalents	1	1	—	—
Total Non-U.S. Pension Assets	$732	$1	$—	$492

	December 31, 2021
Millions of dollars	Fair Value	Level 1	Level 2	Level 3
U.S.
Common and preferred stock	$279	$279	$—	$—
Commingled funds measured at net asset value	523
Real estate measured at net asset value	113
Hedge funds measured at net asset value	171
Private equity measured at net asset value	203
U.S. government securities	401	401	—	—
Cash and cash equivalents	64	64	—	—
Total U.S. Pension Assets	$1,754	$744	$—	$—

	December 31, 2021
Millions of dollars	Fair Value	Level 1	Level 2	Level 3
Non-U.S.
Insurance arrangements	$737	$—	$—	$737
Commingled funds measured at net asset value	341
Cash and cash equivalents	2	2	—	—
Total Non-U.S. Pension Assets	$1,080	$2	$—	$737

Fair value measurements of investments in certain entities that calculate net asset value per share [Table Text Block]
The fair value measurements of the investments in certain entities that calculate net asset value per share as of December 31, 2022 are as follows:

Millions of dollars	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency (if currently eligible)	Trade to Settlement Terms	Redemption Notice Period
U.S.
Commingled fund investing in Domestic Equity	$148	$—	N/A	daily	1 to 3 days	3 to 4 days
Commingled fund investing in International Equity	65	—	N/A	daily	1 to 3 days	3 days
Commingled fund investing in Fixed Income	144	—	N/A	daily	1 to 3 days	3 to 7 days
Real Estate	100	13	10 years	quarterly	15 to 25 days	45 to 90 days
Hedge Funds	119	—	N/A	quarterly	10 to 30 days	20 to 90 days
Private Equity	60	18	10 years	Not eligible	N/A	N/A
Total U.S.	$636	$31

Millions of dollars	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency (if currently eligible)	Trade to Settlement Terms	Redemption Notice Period
Non-U.S.
Commingled fund investing in Domestic Equity	$20	$—	N/A	1 to 7 days	1 to 3 days	1 to 3 days
Commingled fund investing in International Equity	21	—	N/A	1 to 7 days	1 to 3 days	1 to 3 days
Commingled fund investing in Fixed Income	198	—	N/A	daily	1 to 3 days	3 days
Total Non-U.S.	$239	$—
The fair value measurements of the investments in certain entities that calculate net asset value per share as of December 31, 2021 are as follows:

Millions of dollars	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency (if currently eligible)	Trade to Settlement Terms	Redemption Notice Period
U.S.
Commingled fund investing in Domestic Equity	$148	$—	N/A	daily	1 to 3 days	3 to 4 days
Commingled fund investing in International Equity	128	—	N/A	daily	1 to 3 days	3 days
Commingled fund investing in Fixed Income	247	—	N/A	daily	1 to 3 days	3 to 7 days
Real Estate	113	14	10 years	quarterly	15 to 25 days	45 to 90 days
Hedge Funds	171	—	N/A	quarterly	10 to 30 days	20 to 90 days
Private Equity	203	72	10 years	Not eligible	N/A	N/A
Total U.S.	$1,010	$86

Millions of dollars	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency (if currently eligible)	Trade to Settlement Terms	Redemption Notice Period
Non-U.S.
Commingled fund investing in Domestic Equity	$35	$—	N/A	1 to 7 days	1 to 3 days	1 to 3 days
Commingled fund investing in International Equity	67	—	N/A	1 to 7 days	1 to 3 days	1 to 3 days
Commingled fund investing in Fixed Income	239	—	N/A	daily	1 to 3 days	3 days
Total Non-U.S.	$341	$—

Company contributions to multi-employer plan [Table Text Block]	The following table provides disclosure related to the Company’s multi-employer plan:

	Company Contributions
Millions of dollars	2022	2021	2020
Pensionskasse	$7	$6	$7

Company contributions to employee savings plans [Table Text Block]
The following table provides the Company contributions to the Employee Savings Plans:

	Company Contributions
	2022		2021		2020
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Employee Savings Plans	$53	$8	$51	$8	$48	$8